Class A Shares [Member] Expense Example - Class A Shares - AB Small Cap Growth Portfolio - Class A	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	$ 1,574